CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income	$ 140,213	$ 93,101	$ 47,907
Other comprehensive income (loss), net of tax:
Cumulative Translation Adjustment	(5,039)	0	0
Available-for-sale investments (Note 4):
Unrealized gain (loss) on available-for-sale marketable securities, net	(6,047)	(1,016)	0
Cash flow hedges (Note 17):
Unrealized gain (loss) from cash flow hedges	(2,421)	74	1,351
Less: reclassification adjustment for net gain (loss) included in net income	1,813	(442)	(796)
Other comprehensive income (loss)	(11,694)	(1,384)	555
Total comprehensive income	$ 128,519	$ 91,717	$ 48,462